Summary of principal accounting policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Upfront licensing fees
Impairment charges	$ 1,046,173
Domain Name
Cost of domain name purchased				141,735
Amortization of acquired intangible assets	414,510	204,266	0
Future amortization expenses of acquired intangible assets
2014	273,542
2015	274,094
2016	206,875
2017	206,875
2018	124,866
Film cost
Period from the date of the initial theatrical release for which revenue will be included in Ultimate Revenues	10 years
Amortization of capitalized film costs	937,860	968,276	556,899
Acquired intangible assets-upfront licensing fees
Upfront licensing fees
Carrying value	1,100,000	1,500,000
Accumulated amortization	200,000	200,000
Impairment charges	$ 1,000,000
Acquired intangible assets-upfront licensing fees | Minimum
Upfront licensing fees
Estimated useful life	3 years
Acquired intangible assets-upfront licensing fees | Maximum
Upfront licensing fees
Estimated useful life	7 years